RELATED PARTY TRANSACTIONS - Disclosure of information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Salaries and bonus	$ 376,386	$ 160,869	$ 124,746
Employee retention allowance	0	0	10,396
Compensation expense-share-based payments	122,999	0	22,309
Key management personnel compensation	$ 499,385	$ 160,869	$ 157,451